RELATED PARTY TRANSACTIONS (Details Narratives) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Dr. Jason Slakter [Member]
Amount invoiced for services - related party	$ 0	$ 731,832	$ 899,001	$ 55,398